Schedule of Accrued Expanses and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued accounting and professional services costs	$ 2,294,770	$ 2,419,829	$ 1,511,889
Provision for tax payable	539,339
Sales tax payable	532,350	452,508	314,873
Accrued legal costs	154,150	315,764	2,694,439
Excise tax payable	223,717	223,717	223,717
Accrued payroll and benefit costs	353,128	207,970	185,504
Accrued streaming service costs	44,983	51,308	37,765
Accrued subscription costs	46,620	46,759	22,110
Other current liabilities	216,569	173,163
Total accrued expenses and other current liabilities	$ 4,405,626	$ 3,891,018	$ 5,194,240